INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amortization of intangible assets	$ 2,033,901	$ 2,046,418
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amortization of intangible assets	$ 2,033,901	$ 2,046,418